FAIR VALUE MEASUREMENTS - Investments Measured At Fair Value On A Recurring Basis (Details) - EBP 001 - USD ($)	Jun. 30, 2025	Jun. 30, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments —at fair value	$ 95,458,183	$ 99,708,208
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments —at fair value	95,393,660	99,682,420
Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments —at fair value	46,586	37,083
Cash | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments —at fair value	46,586	37,083
Common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments —at fair value	31,546,618	34,863,218
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments —at fair value	63,800,456	64,782,119
Mutual Funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments —at fair value	63,800,456	64,782,119
Common collective trust fund
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments —at fair value	64,523	25,788
Common collective trust fund | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments —at fair value	$ 64,523	$ 25,788